Investments - Additional Information (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 05, 2022	Apr. 01, 2022	Sep. 30, 2021	Dec. 23, 2019	Dec. 20, 2017	Jan. 01, 2017
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost		$ 2.4		$ 2.9	$ 3.4
Investment in the period		0.4		2.0	3.2
Equity method investment, aggregate cost		7.0		6.2	3.9	$ 0.9
Other investments, at fair value (2)		213.4		221.3	151.3
Restricted assets		266.5		471.3	539.8
Investment funded		0.0		0.0
Available-for-sale investment, allowance for credit loss, increase (decrease)		(3.7)		5.0	2.5
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		5.3		5.3
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		6.4		8.4
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment		3.3		3.3
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)		22.9		25.3
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		213.4		221.3	151.3
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading		295.0		312.1	211.5
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading		102.1		106.9	65.4
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading		482.4		533.0	307.1
Real estate fund (Dec 2017) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		125.2		134.6	129.9
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		39.2		40.6	21.4
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		11.7		8.2
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period	$ 0.8	0.0		0.4	0.4
Equity method investment, aggregate cost		0.8		0.8	0.5	0.0
Gross realized and unrealized gains (loss)				0.0	0.1	(0.4)
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period		0.0		0.0	0.3
Equity method investment, ownership percentage												49.00%
Equity method investment, aggregate cost		0.2		0.2	0.2	0.4						$ 2.3
Gross realized and unrealized gains (loss)				0.0	0.0	(0.3)
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period		0.4		1.6	2.5
Equity method investment, aggregate cost		6.0		5.2	3.2	0.5
Other investments, at fair value (2)										$ 5.0
Gross realized and unrealized gains (loss)		0.4	$ 0.1	(0.4)	0.2	$ 0.0
Limited Partner | Real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)		$ 213.4		$ 221.3	$ 151.3
Restricted assets								$ 10.0	$ 20.0		$ 100.0
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets								$ 30.0
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted assets							$ 15.0